Financial instruments - Carrying amount and fair value (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Financial instruments
Carrying amount of financial assets	€ 5,420,253	€ 6,322,439
Carrying amount of financial liabilities	17,069,766	10,820,232
Transfers of fair value into from level 2 to level 3	186,427
Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	11,397,413	9,772,903
FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	120,131	191,189
Not classified
Financial instruments
Carrying amount of financial liabilities	5,552,222	856,140
Accounts payable
Financial instruments
Carrying amount of financial liabilities	654,602	641,271
Accounts payable | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	654,602	641,271
Accounts payable to related parties
Financial instruments
Carrying amount of financial liabilities	255,242	153,781
Accounts payable to related parties | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	255,242	153,781
Short-term debt and short-term debt from related parties
Financial instruments
Carrying amount of financial liabilities	1,923,679	1,394,194
Short-term debt and short-term debt from related parties | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	1,923,679	1,394,194
Long-term debt
Financial instruments
Carrying amount of financial liabilities	7,056,757
Long-term debt | Level 1
Financial instruments
Fair value of financial liabilities	3,898,684
Long-term debt | Level 2
Financial instruments
Fair value of financial liabilities	3,357,713
Long-term debt | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	7,056,757
Long-term lease liabilities and long-term lease liabilities from related parties
Financial instruments
Carrying amount of financial liabilities	4,688,759
Long-term lease liabilities and long-term lease liabilities from related parties | Not classified
Financial instruments
Carrying amount of financial liabilities	4,688,759
Long-term debt and capital lease obligations
Financial instruments
Carrying amount of financial liabilities		6,152,034
Long-term debt and capital lease obligations | Level 1
Financial instruments
Fair value of financial liabilities		4,227,684
Long-term debt and capital lease obligations | Level 2
Financial instruments
Fair value of financial liabilities		2,022,057
Long-term debt and capital lease obligations | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities		6,115,890
Long-term debt and capital lease obligations | Not classified
Financial instruments
Carrying amount of financial liabilities		36,144
Other current and non-current liabilities
Financial instruments
Carrying amount of financial liabilities	2,490,727	2,478,952
Other current and non-current liabilities | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	1,507,133	1,467,767
Other current and non-current liabilities | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	120,131	191,189
Other current and non-current liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities	863,463	819,996
Derivatives - cash flow hedging instruments
Financial instruments
Carrying amount of financial liabilities	4,596	1,125
Derivatives - cash flow hedging instruments | Level 2
Financial instruments
Fair value of financial liabilities	4,596	1,125
Derivatives - cash flow hedging instruments | Not classified
Financial instruments
Carrying amount of financial liabilities	4,596	1,125
Derivatives - not designated as hedging instruments
Financial instruments
Carrying amount of financial liabilities	11,165	18,911
Derivatives - not designated as hedging instruments | Level 2
Financial instruments
Fair value of financial liabilities	11,165	18,911
Derivatives - not designated as hedging instruments | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	11,165	18,911
Variable payments outstanding for acquisition
Financial instruments
Carrying amount of financial liabilities	108,966	172,278
Variable payments outstanding for acquisition | Level 3
Financial instruments
Fair value of financial liabilities	108,966	172,278
Variable payments outstanding for acquisition | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	108,966	172,278
Noncontrolling interests subject to put provisions
Financial instruments
Carrying amount of financial liabilities	858,867	818,871
Noncontrolling interests subject to put provisions | Level 3
Financial instruments
Fair value of financial liabilities	858,867	818,871
Noncontrolling interests subject to put provisions | Not classified
Financial instruments
Carrying amount of financial liabilities	858,867	818,871
Other financial liabilities
Financial instruments
Carrying amount of financial liabilities	1,507,133	1,467,767
Other financial liabilities | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	1,507,133	1,467,767
Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	4,402,962	4,357,643
FVPL - Assets
Financial instruments
Carrying amount of financial assets	519,524	1,521,532
FVOCI - Assets
Financial instruments
Carrying amount of financial assets	314,689	285,199
Not classified
Financial instruments
Carrying amount of financial assets	183,078	158,065
Cash and cash equivalents
Financial instruments
Carrying amount of financial assets	965,054	2,145,632
Cash and cash equivalents | Level 2
Financial instruments
Fair value of financial assets	207,714	1,313,747
Cash and cash equivalents | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	757,340	831,885
Cash and cash equivalents | FVPL - Assets
Financial instruments
Carrying amount of financial assets	207,714	1,313,747
Trade accounts and other receivables
Financial instruments
Carrying amount of financial assets	3,511,120	3,337,706
Trade accounts and other receivables | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	3,438,724	3,288,258
Trade accounts and other receivables | Not classified
Financial instruments
Carrying amount of financial assets	72,396	49,448
Accounts receivable from related parties
Financial instruments
Carrying amount of financial assets	78,554	92,662
Accounts receivable from related parties | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	78,554	92,662
Other current and non-current assets
Financial instruments
Carrying amount of financial assets	865,525	746,439
Other current and non-current assets | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	128,344	144,838
Other current and non-current assets | FVPL - Assets
Financial instruments
Carrying amount of financial assets	311,810	207,785
Other current and non-current assets | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	314,689	285,199
Other current and non-current assets | Not classified
Financial instruments
Carrying amount of financial assets	110,682	108,617
Derivatives - cash flow hedging instruments
Financial instruments
Carrying amount of financial assets	847	1,492
Derivatives - cash flow hedging instruments | Level 2
Financial instruments
Fair value of financial assets	847	1,492
Derivatives - cash flow hedging instruments | Not classified
Financial instruments
Carrying amount of financial assets	847	1,492
Derivatives - not designated as hedging instruments
Financial instruments
Carrying amount of financial assets	10,773	18,222
Derivatives - not designated as hedging instruments | Level 2
Financial instruments
Fair value of financial assets	10,773	18,222
Derivatives - not designated as hedging instruments | FVPL - Assets
Financial instruments
Carrying amount of financial assets	10,773	18,222
Equity investments
Financial instruments
Carrying amount of financial assets	233,593	140,727
Equity investments | Level 1
Financial instruments
Fair value of financial assets	12,945	13,869
Equity investments | Level 2
Financial instruments
Fair value of financial assets	31,794	126,858
Equity investments | Level 3
Financial instruments
Fair value of financial assets	188,854
Equity investments | FVPL - Assets
Financial instruments
Carrying amount of financial assets	196,319	106,350
Equity investments | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	37,274	34,377
Debt securities
Financial instruments
Carrying amount of financial assets	382,133	334,035
Debt securities | Level 1
Financial instruments
Fair value of financial assets	377,615	329,821
Debt securities | Level 2
Financial instruments
Fair value of financial assets	4,518	4,214
Debt securities | FVPL - Assets
Financial instruments
Carrying amount of financial assets	104,718	83,213
Debt securities | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	277,415	250,822
Other financial assets
Financial instruments
Carrying amount of financial assets	238,179	251,963
Other financial assets | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	128,344	144,838
Other financial assets | Not classified
Financial instruments
Carrying amount of financial assets	€ 109,835	€ 107,125